Supplemental Financial Information Supplemental Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Supplemental Financial Information
SUPPLEMENTAL FINANCIAL INFORMATION
(dollars in thousands, except per share data)
Consolidated Quarterly Results of Operations (unaudited)
The following represents the Company's unaudited quarterly results for the years ended December 31, 2016 and 2015. These quarterly results were prepared in accordance with U.S. GAAP and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	For the Three Months Ended
	December 31, 2016	September 30, 2016	June 30, 2016	March 31, 2016
Net Revenues	$445,369	$386,314	$350,656	$257,713
Total Expenses	348,010	301,229	288,051	241,588
Income Before Income from Equity Method Investments and Income Taxes	97,359	85,085	62,605	16,125
Income from Equity Method Investments	2,512	1,178	1,664	1,287
Income Before Income Taxes	99,871	86,263	64,269	17,412
Provision for Income Taxes	39,913	38,980	30,676	9,734
Net Income	59,958	47,283	33,593	7,678
Net Income Attributable to Noncontrolling Interest	16,530	12,588	9,506	2,360
Net Income Attributable to Evercore Inc.	$43,428	$34,695	$24,087	$5,318
Net Income Per Share Attributable to Evercore Inc. Common Shareholders
Basic	$1.11	$0.89	$0.61	$0.13
Diluted	$0.98	$0.79	$0.55	$0.12
Dividends Declared Per Share of Class A Common Stock	$0.34	$0.31	$0.31	$0.31

	For the Three Months Ended
	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015
Net Revenues	$408,243	$308,951	$268,096	$237,983
Total Expenses	333,580	297,053	236,985	226,985
Income Before Income from Equity Method Investments and Income Taxes	74,663	11,898	31,111	10,998
Income from Equity Method Investments	2,016	929	1,998	1,107
Income Before Income Taxes	76,679	12,827	33,109	12,105
Provision for Income Taxes	46,703	7,392	16,723	6,212
Net Income	29,976	5,435	16,386	5,893
Net Income (Loss) Attributable to Noncontrolling Interest	9,374	(1,762)	5,622	1,593
Net Income Attributable to Evercore Inc.	$20,602	$7,197	$10,764	$4,300
Net Income Per Share Attributable to Evercore Inc. Common Shareholders
Basic	$0.53	$0.20	$0.30	$0.12
Diluted	$0.45	$0.16	$0.26	$0.10
Dividends Declared Per Share of Class A Common Stock	$0.31	$0.28	$0.28	$0.28